Tax On Profit On Ordinary Activities - Rate Reconciliation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit on ordinary activities before taxation	£ 102,379	£ 54,368		£ 23,364
Profit on ordinary activities at U.K. statutory rate	19,452	10,330		4,439
Differences in overseas tax rates	(2,467)	(1,150)		(912)
Impact of share-based compensation	1,223	897		400
Utilisation of previously unrecognised tax losses	0	0		(97)
Nontaxable gain on sale of subsidiary	0	0		(421)
Other permanent differences	(1,359)	201		69
Adjustments related to prior periods	(502)	(300)		(221)
Tax on unremitted earnings/withholding tax on dividends	2,876	852		399
Impact of rate change on deferred tax	63	88		(283)
Total tax	19,286	10,918	[1]	£ 3,373	[2]
Tax effect of expense not deductible in determining taxable profit (tax loss)	£ (1,400)	£ (200)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	19.00%	19.00%		19.00%
Differences in overseas tax rates	(2.40%)	(2.10%)		(3.90%)
Impact of share-based compensation	1.20%	1.50%		1.70%
Utilisation of previously unrecognised tax losses	0.00%	0.00%		(0.40%)
Nontaxable gain on sale of subsidiary	0.00%	0.00%		(1.80%)
Other permanent differences	(1.30%)	0.40%		0.30%
Adjustments related to prior periods	(0.50%)	(0.60%)		(0.90%)
Tax on unremitted earnings/withholding tax on dividends	2.80%	1.60%		1.70%
Impact of rate change on deferred tax	0.10%	0.20%		(1.20%)
Total	18.80%	20.10%		14.40%

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
[2]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).